7. INTANGIBLE ASSET	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
7. INTANGIBLE ASSET

On July 29, 2014, our wholly owned subsidiary Symbid Holding, a limited liability corporation in the Netherlands, acquired all the issued and outstanding shares of FAC B.V. in exchange for 2,750,000 shares of our restricted common stock. The sole asset of the FAC B.V. was a perpetual, worldwide, exclusive license to a software library of infrastructure technology, upon which we intend to develop a platform to enable cloud based financing solutions for small and medium sized enterprises, expanding on our current equity based crowdfunding solutions in the Netherlands. The asset assumed in the acquisition of the FAC B.V. does not meet the definition of a business and, therefore, has been accounted for as an asset acquisition.

The Company measured the fair value of the restricted shares issued as consideration in the acquisition of the FAC B.V. based on a weighted average fair value calculation using available observable inputs of recent arm’s length transactions in the Company’s recent private placement offering and, to a lesser extent, the publicly traded share price, resulting in a fair value of approximately $1,195,000. The total purchase price was allocated to the software library acquired in the acquisition. Transaction costs directly related to the acquisition of the software of approximately $17,000 incurred to acquire the software have been capitalized. The software was deemed to have a useful life of 7 years.

The Company’s sole intangible asset consists of software obtained through the acquisition of the FAC B.V. As of December 31, 2014, software had a carrying value of $1,031,692, net of accumulated amortization of $68,761.  There were no intangible assets at December 31, 2013.

During the year ended December 31, 2014, amortization expense related to software totaled approximately $68,762. Expected future amortization expense related to this intangible asset based on the carrying amount as of December 31, 2014 is as follows:

Years ending December 31,
2015	$156,713
2016	156,713
2017	156,713
2018	156,713
2019	156,713
Thereafter	248,127
$1,031,692